CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	10 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common shares, shares issued	907,000
Common shares, shares outstanding	907,000
Shares issued price per share	$ 10	$ 10
Over-allotment option
Shares issued price per share	10
Class A ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares outstanding	28,407,000	28,407,000
Ordinary shares, shares subject to possible redemption	27,500,000
Class B ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	6,875,000	6,875,000
Common shares, shares outstanding	6,875,000	6,875,000
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	907,000	907,000
Common shares, shares outstanding	907,000	907,000
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Number of shares issued	27,500,000
Ordinary shares, shares subject to possible redemption	27,500,000	27,500,000
Ordinary shares, redemption value per share | $ / shares	$ 10	$ 10.033